Leases - Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities:
Payments of short-term and low-value leases	$ (1,195)	$ (1,409)
Interest paid	(26,859)	(34,807)	$ (43,666)
Cash flows used in financing activities:
Payment of lease obligations	$ (78,260)	$ (73,249)